Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF)

July 31, 2026 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 97.2%
Bank Loans — 0.8%

Auto Parts & Equipment — 0.1%
Clarios Glob 01/28/32
6.152%, (1 Month CME SOFR + 2.50%), due 1/28/32(a)	$99,500	$99,625
RealTruck Group, Inc. First Out Term Loan
9.523%, (1 Month CME SOFR + 5.75%), due 1/31/31(a)	56,107	57,475
RealTruck Group, Inc. Second Out Tranche B Term Loan
9.773%, (1 Month CME SOFR + 6.00%), due 1/31/31(a)	247,856	147,061
		304,161
Chemicals — 0.0%(b)
Innophos Term Loan B 375 2027-03-01
7.903%, (1 Month CME SOFR + 4.25%), due 3/16/29(a)	99,734	96,094

Commercial Services — 0.0%(b)
Camelot US Acquisition LLC Amendment No. 7 Incremental Term Loan
6.917%, (1 Month CME SOFR + 3.25%), due 1/31/31(a)	100,000	93,375

Cosmetics / Personal Care — 0.0%(b)
Prestige Brands Term Loan B 200 2033-05-12
5.640%, (1 Month CME SOFR + 2.00%), due 6/13/33(a)	100,000	100,275

Diversified Financial Services — 0.0%(b)
Aretec Group, Inc. Term B-4 Loan
6.653%, (1 Month CME SOFR + 3.00%), due 8/9/30(a)	99,001	99,166

Food — 0.1%
B&G Foods, Inc. Term B-5 Term Loan
7.140%, (1 Month CME SOFR + 3.50%), due 10/10/29(a)	99,746	98,300
C&S Wholesale Grocers, LLC Initial Term Loan
8.659%, (1 Month CME SOFR + 5.00%), due 9/20/30(a)	99,250	93,460
Treehouse Foods, Inc. Initial Term Loan
7.925%, (1 Month CME SOFR + 4.25%), due 2/11/33(a)	100,000	100,150
		291,910
Healthcare-Services — 0.0%(b)
LifePoint Health, Inc. 2024-1 Refinancing Term Loan (First Lien)
7.503%, (3 Month CME SOFR + 3.75%), due 5/17/31(a)	99,747	95,133

Internet — 0.0%(b)
Arches Buyer, Inc. Refinancing Term Loan
	Principal Amount	Value
Bank Loans (continued)

Internet (continued)
7.074%, (1 Month CME SOFR + 3.25%), due 12/6/27(a)	$98,695	$98,386

Machinery-Diversified — 0.1%
TK Elevator U.S. Newco, Inc., Facility B
6.651%, (1 Month CME SOFR + 2.75%), due 4/30/30(a)	197,512	198,204

Media — 0.1%
Gray Television, Inc. Term D Loan
6.782%, (1 Month CME SOFR + 3.00%), due 12/1/28(a)	53,391	53,500
LCPR Loan Financing LLC 2021 Additional Term Loan
7.532%, (1 Month CME SOFR + 3.75%), due 10/16/28(a)	100,000	56,812
Warner Bros. Discovery Term Loan B 250 2033-05-17
6.157%, (1 Month CME SOFR + 2.50%), due 6/3/33(a)	127,500	127,527
		237,839
Mining — 0.1%
American Rock Salt Co., LLC Initial Loan (First Lien)
7.927%, (3 Month CME SOFR + 4.00%), due 6/9/28(a)	151,501	140,138

Pharmaceuticals — 0.1%
1261229 B.C. Ltd. Initial Term Loan
9.897%, (1 Month CME SOFR + 6.25%), due 10/8/30(a)	199,246	193,185
Endo Finance Holdings, Inc. 2024 Refinancing Term Loan
7.667%, (1 Month CME SOFR + 3.75%), due 4/23/31(a)	99,746	99,801
		292,986
Pipelines — 0.0%(b)
GIP Pilot Acquisition Partners Term Loan B 200 2033-05-10
5.647%, (1 Month CME SOFR + 2.00%), due 5/19/33(a)	100,000	99,875

Retail — 0.1%
Great Outdoors Group, LLC Term B-3 Loan
6.909%, (1 Month CME SOFR + 3.25%), due 1/23/32(a)	492,500	494,259

Software — 0.0%(b)
Cloud Software Group, Inc. Tenth Amendment Tranche B-1 Term Loan
7.006%, (3 Month CME SOFR + 3.25%), due 8/13/32(a)	124,063	110,664

Transportation — 0.1%
Forward Air Term Loan B 450 2030-12-01
8.223%, (3 Month CME SOFR + 4.50%), due 12/19/30(a)	100,000	96,028

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Bank Loans (continued)

Transportation (continued)
Genesee & Wyoming Term Loan B 175 2031-04-01
5.418%, (3 Month CME SOFR + 1.75%), due 4/10/31(a)	$99,746	$99,440
NA Rail Hold Co. LLC Tranche B-4 Term Loan
6.259%, (3 Month CME SOFR + 2.50%), due 3/8/32(a)	99,000	99,247
		294,715
Total Bank Loans
(Cost $3,135,736)		3,047,180

Collateralized Loan Obligations — 1.6%
720 East CLO IV Ltd., (Cayman Islands)
Series 2024-1A D1R
6.572%, (3 Month CME SOFR + 2.90%), due 7/15/39(a)	300,000	299,113
AGL CLO 17 Ltd., (Cayman Islands)
Series 2022-17A BR
5.134%, (3 Month CME SOFR + 1.40%), due 1/21/35(a)	700,000	700,520
Arini U.S. CLO VII Ltd., (Cayman Islands)
Series 2026-7A D
6.351%, (3 Month CME SOFR + 2.60%), due 7/15/39(a)	350,000	349,934
BCC Middle Market CLO LLC
Series 2025-1A A1
5.370%, (3 Month CME SOFR + 1.62%), due 7/17/37(a)	435,000	434,009
Blackrock Rainier CLO VI Ltd., (Cayman Islands)
Series 2021-6A A1R
5.279%, (3 Month CME SOFR + 1.55%), due 4/20/37(a)	400,000	400,822
Diameter Capital CLO 5 Ltd., (Cayman Islands)
Series 2023-5A A1R
4.993%, (3 Month CME SOFR + 1.24%), due 1/15/39(a)	700,000	698,932
Elmwood CLO 23 Ltd., (Cayman Islands)
Series 2023-2A A2R2
5.051%, (3 Month CME SOFR + 1.37%), due 7/16/39(a)	650,000	649,096
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A A1TR
5.304%, (3 Month CME SOFR + 1.57%), due 1/21/37(a)	350,000	348,951
Golub Capital CLO 86B Ltd., (Cayman Islands)
Series 2026-86A C
5.358%, (3 Month CME SOFR + 1.70%), due 1/25/39(a)	300,000	299,406
Golub Capital Partners CLO 78M
Series 2025-78A A1
5.114%, (3 Month CME SOFR + 1.38%), due 4/21/39(a)	600,000	596,834
ICG U.S. CLO 2026-1 Ltd., (Cayman Islands)
Series 2026-1A C
0.000%, (3 Month CME SOFR + 1.80%), due 3/30/39(g)	500,000	500,000
	Principal Amount	Value
Collateralized Loan Obligations (continued)
Sixth Street CLO XIV Ltd., (Cayman Islands)
Series 2019-14A A1R2
4.884%, (3 Month CME SOFR + 1.15%), due 1/20/38(a)	$700,000	$698,769
Total Collateralized Loan Obligations
(Cost $5,982,725)		5,976,386

Collateralized Mortgage Obligations — 5.8%

Mortgage Securities — 5.8%
Agate Bay Mortgage Trust
Series 2015-5 B3
3.569%, due 7/25/45(a)(c)	124,229	94,835
Aspire Mortgage Trust 2026-1
Series 2026-1 A1
4.855%, due 1/25/66(a)(c)	460,208	454,260
BRAVO Residential Funding Trust
Series 2024-NQM8 A1A
4.300%, due 8/1/53	270,249	264,663
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1
4.439%, (1 Month CME SOFR + 0.71%), due 5/25/35(a)	30,421	26,872
Citigroup Mortgage Loan Trust
Series 2025-4 A2
5.500%, due 10/25/55(a)(c)	286,418	281,182
CLIP 2026-NQM1 Trust
Series 2026-NQM1 A1
5.221%, due 5/25/71(a)(c)	591,314	586,591
Connecticut Avenue Securities
Series 2025-R01 1B1
5.316%, (1 Month SOFR + 1.70%), due 1/25/45(a)	770,000	771,220
Connecticut Avenue Securities Trust
Series 2019-HRP1 B1
12.981%, (1 Month SOFR + 9.36%), due 11/25/39(a)	544,925	558,178
Series 2021-R03 1B2
9.116%, (1 Month SOFR + 5.50%), due 12/25/41(a)	485,000	492,906
Series 2022-R01 1B2
9.616%, (1 Month SOFR + 6.00%), due 12/25/41(a)	425,000	432,651
Series 2022-R02 2B2
11.266%, (1 Month SOFR + 7.65%), due 1/25/42(a)	490,000	504,352
Series 2022-R07 1M2
8.266%, (1 Month SOFR + 4.65%), due 6/25/42(a)	100,000	103,116
Series 2022-R08 1B1
9.216%, (1 Month SOFR + 5.60%), due 7/25/42(a)	865,000	902,830
Series 2023-R03 2M2
7.516%, (1 Month SOFR + 3.90%), due 4/25/43(a)	275,000	286,662
Series 2023-R07 2M2
6.866%, (1 Month SOFR + 3.25%), due 9/25/43(a)	540,000	555,327
Series 2024-R02 1B1
6.116%, (1 Month SOFR + 2.50%), due 2/25/44(a)	220,000	225,281
Series 2024-R03 2M2

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
5.566%, (1 Month SOFR + 1.95%), due 3/25/44(a)	$200,000	$201,497
Series 2024-R05 2B1
5.616%, (1 Month SOFR + 2.00%), due 7/25/44(a)	1,340,000	1,352,531
GS Mortgage-Backed Securities Trust
Series 2023-PJ1 A4
3.500%, due 2/25/53(a)(c)	430,019	376,362
HarborView Mortgage Loan Trust
Series 2005-2 2A1A
4.224%, (1 Month CME SOFR + 0.55%), due 5/19/35(a)	52,478	50,695
J.P. Morgan Mortgage Trust
Series 2021-4 B1
2.886%, due 8/25/51(a)(c)	1,385,914	1,143,351
Series 2022-1 B3
3.084%, due 7/25/52(a)(c)	710,306	569,830
Series 2024-INV1 A4
6.000%, due 4/25/55(a)(c)	299,082	299,065
J.P. Morgan Mortgage Trust Series 2025-NQM4
Series 2025-NQM4 A1F
4.816%, (1 Month SOFR + 1.20%), due 3/25/66(a)	409,033	408,531
Mill City Mortgage Loan Trust
Series 2018-3 B2
3.250%, due 8/25/58(a)(c)	1,092,671	821,060
Mill City Mortgage Loan Trust 2018-3
Series 2018-3 B1
3.250%, due 8/25/58(a)(c)	406,134	335,228
Multifamily Connecticut Avenue Securities Trust
Series 2020-01 CE
11.231%, (1 Month SOFR + 7.61%), due 3/25/50(a)	200,000	206,425
Multifamily Connecticut Avenue Securities Trust 2024-01
Series 2024-01 M10
7.466%, (1 Month SOFR + 3.85%), due 7/25/54(a)	585,000	607,453
New Residential Mortgage Loan Trust
Series 2019-RPL3 B2
3.962%, due 7/25/59(a)(c)	550,000	464,098
OBX Trust
Series 2019-INV2 A5
4.000%, due 5/27/49(a)(c)	218,459	198,454
Series 2022-J1 A14
2.500%, due 2/25/52(a)(c)	687,102	547,924
RCKT Mortgage Trust
Series 2021-5 A1
2.500%, due 11/25/51(a)(c)	4,061,481	3,274,942
SG Residential Mortgage Trust 2026-4
Series 2026-4 A1
5.507%, due 7/1/66(a)(c)	561,353	559,708
STACR Trust
Series 2018-HRP1 B2
15.481%, (1 Month SOFR + 11.86%), due 5/25/43(a)	1,283,772	1,483,458
Series 2018-HRP2 B2
14.231%, (1 Month SOFR + 10.61%), due 2/25/47(a)	335,000	398,335
Towd Point Mortgage Trust
Series 2026-1 A1A
4.131%, due 1/25/66(a)(c)	458,431	450,614
UWM Mortgage Trust
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Series 2021-INV5 A14
3.000%, due 1/25/52(a)(c)	$811,913	$675,474
Verus Securitization Trust 2025-R2
Series 2025-R2 A1
5.086%, due 7/25/67(a)(c)	573,242	567,063
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR13 A2B
4.719%, (1 Month CME SOFR + 0.99%), due 11/25/34(a)	30,945	30,056
Total Collateralized Mortgage Obligations
(Cost $21,871,625)		21,563,080

Commercial Asset-Backed Securities — 6.9%

Asset Backed Securities — 6.9%
Ally Bank Auto Credit-Linked Notes
Series 2024-B G
11.395%, due 9/15/32	336,787	343,635
American Credit Acceptance Receivables Trust
Series 2026-3 D
5.490%, due 3/8/33	660,000	659,497
American Credit Acceptance Receivables Trust 2026-2
Series 2026-2 D
5.180%, due 6/8/32	580,000	574,024
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 C
5.416%, (1 Month SOFR + 1.80%), due 6/25/47(a)	290,551	291,528
Series 2024-EDU1 D
6.366%, (1 Month SOFR + 2.75%), due 6/25/47(a)	544,784	554,396
Bridgecrest Lending Auto Securitization Trust
Series 2025-3 E
6.620%, due 5/17/32	775,000	765,307
Carmax Select Receivables Trust 2025-B
Series 2025-B E
6.890%, due 9/15/32	605,000	602,959
CF Hippolyta Issuer LLC
Series 2020-1 A2
1.990%, due 7/15/60	527,085	433,533
Series 2020-1 B1
2.280%, due 7/15/60	845,485	508,592
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-4A A2
5.522%, due 12/20/55	515,000	514,613
Exeter Automobile Receivables Trust
Series 2022-2A E
6.340%, due 10/15/29	615,000	598,883
Series 2023-4A D
6.950%, due 12/17/29	260,000	263,502
Series 2025-3A D
5.570%, due 10/15/31	225,000	226,849
Series 2025-4A E
6.990%, due 4/15/33	440,000	437,619
Exeter Automobile Receivables Trust 2026-1
Series 2026-1A E

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
6.690%, due 8/15/33	$470,000	$459,060
Exeter Automobile Receivables Trust 2026-3
Series 2026-3A D
5.440%, due 10/15/32	540,000	538,305
Exeter Select Automobile Receivables Trust 2025-2
Series 2025-2 D
5.340%, due 1/15/32	600,000	596,123
Flagship Credit Auto Trust
Series 2021-3 E
3.320%, due 12/15/28	890,000	767,557
Series 2022-1 D
3.640%, due 3/15/28	770,425	759,736
Series 2022-2 D
5.800%, due 4/17/28	729,000	614,595
Flexential Issuer LLC
Series 2025-1A C
8.540%, due 10/25/60	460,000	452,942
Ford Credit Auto Owner Trust
Series 2023-1 D
6.260%, due 8/15/35	425,000	430,319
GLS Auto Receivables Issuer Trust
Series 2022-3A E
8.350%, due 10/15/29	425,000	436,496
Series 2024-3A D
5.530%, due 2/18/31	660,000	662,849
Hertz Vehicle Financing III LLC
Series 2025-6A A
4.890%, due 5/25/32	735,000	718,493
Home Partners of America
Series 2021-2 B
2.302%, due 12/17/26	88,623	87,661
HPEFS Equipment Trust
Series 2024-1A D
5.820%, due 11/20/31	260,000	261,691
J.P. Morgan Mortgage Trust 2026-ACES1
Series 2026-ACES1 A2
5.161%, due 4/25/66(a)(c)	465,000	453,440
Series 2026-ACES1 M1
5.609%, due 4/25/66(a)(c)	900,000	883,148
Kinetic ABS Issuer LLC
Series 2026-1A A2
5.219%, due 2/25/56	580,000	568,207
LAD Auto Receivables Trust
Series 2024-3A D
5.180%, due 2/17/32	885,000	881,986
Magnetite 50 Ltd., (Cayman Islands)
Series 2025-50A A1
5.090%, (3 Month CME SOFR + 1.28%), due 7/25/38(a)	650,000	651,404
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1
1.910%, due 10/20/61	420,000	340,204
Series 2021-1 B1
2.410%, due 10/20/61	865,000	502,241
Octagon Investment Partners 49 Ltd., (Cayman Islands)
Series 2020-5A ARR
4.873%, (3 Month CME SOFR + 1.12%), due 4/15/37(a)	450,000	449,294
POINTB 2026-1A B 8/56
Series 2026-1A B
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
6.581%, due 8/20/56	$665,000	$667,624
Progress Residential Trust
Series 2025-SFR3 D
3.390%, due 7/17/42	540,000	486,883
Retained Vantage Data Centers Issuer LLC
Series 2023-1A A2A
5.000%, due 9/15/48	435,000	429,212
RIN V LLC
Series 2023-2A A1R
5.081%, (3 Month CME SOFR + 1.34%), due 10/14/36(a)	650,000	650,052
RIN XIII LLC
Series 2026-1A A1
5.043%, (3 Month CME SOFR + 1.29%), due 4/15/39(a)	450,000	450,235
Santander Drive Auto Receivables Trust 2025-1
Series 2025-1 D
5.430%, due 3/17/31	430,000	432,988
Santander Drive Auto Receivables Trust 2026-1
Series 2026-1 D
4.750%, due 4/15/32	585,000	572,496
Shentel Issuer LLC
Series 2025-1A A2
5.640%, due 12/20/55	1,065,000	1,066,308
Subway Funding LLC
Series 2024-1A A2I
6.028%, due 7/30/54	343,875	344,587
Switch ABS Issuer LLC
Series 2025-2A B
6.244%, due 10/25/55	410,000	396,065
Tricon Residential 2024-SFR4 Trust
Series 2024-SFR4 A
4.300%, due 11/17/41	482,543	469,361
VERTICAL BRIDGE CC LLC
Series 2025-1A D
9.383%, due 8/16/55	365,000	372,635
Zayo Issuer LLC
Series 2025-2A B
6.586%, due 6/20/55	430,000	434,372
Series 2025-3A A2
5.570%, due 10/20/55	710,000	696,309
Total Commercial Asset-Backed Securities
(Cost $26,616,701)		25,759,815

Commercial Mortgage-Backed Securities — 7.8%

Mortgage Securities — 7.8%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ A
2.848%, due 8/14/34	580,000	410,953
BAMLL Commercial Mortgage Securities Trust 2014-520M
Series 2014-520M A
4.185%, due 8/15/46(a)(c)	475,000	426,621
BANK
Series 2017-BNK7 C
3.970%, due 9/15/60(a)(c)	245,000	225,488
Benchmark Mortgage Trust
Series 2019-B11 A5
3.542%, due 5/15/52	315,000	301,870

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Series 2019-B14 C
3.771%, due 12/15/62(a)(c)	$450,000	$321,983
BFLD Commercial Mortgage Trust 2025-5MW
Series 2025-5MW A
4.674%, due 10/10/42(a)(c)	595,000	583,275
Series 2025-5MW C
5.451%, due 10/10/42(a)(c)	500,000	493,952
BMO Mortgage Trust
Series 2022-C1 111A
3.269%, due 2/17/55(a)(c)	840,000	809,888
BWAY 2013-1515 Mortgage Trust
Series 2013-1515 B
3.473%, due 3/10/33	650,000	616,035
BX Commercial Mortgage Trust
Series 2024-BRBK D
9.676%, (1 Month CME SOFR + 5.97%), due 10/15/41(a)	495,000	492,535
BX Commercial Mortgage Trust 2019-IMC
Series 2019-IMC F
6.622%, (1 Month CME SOFR + 2.95%), due 4/15/34(a)	480,000	469,466
BX Commercial Mortgage Trust 2020-VIV3
Series 2020-VIV3 B
3.544%, due 3/9/44(a)(c)	620,000	579,397
BX Commercial Mortgage Trust 2024-VLT5
Series 2024-VLT5 E
7.872%, due 11/13/46(a)(c)	555,000	548,319
BX Commercial Mortgage Trust 2026-VLT9
Series 2026-VLT9 C
6.226%, (1 Month CME SOFR + 2.55%), due 3/15/45(a)	480,000	478,801
BX Trust 2023-LIFE
Series 2023-LIFE A
5.045%, due 2/15/28	350,000	344,031
BX Trust 2025-ARIA
Series 2025-ARIA C
5.517%, due 12/13/42(a)(c)	495,000	489,694
BX Trust 2025-LIFE
Series 2025-LIFE A
5.884%, due 6/13/47(a)(c)	515,000	503,186
BX Trust 2025-VLT7
Series 2025-VLT7 C
6.026%, (1 Month CME SOFR + 2.35%), due 7/15/44(a)	585,000	584,999
BX Trust 2025-VOLT
Series 2025-VOLT D
6.426%, (1 Month CME SOFR + 2.75%), due 12/15/44(a)	600,000	598,499
CFCRE Commercial Mortgage Trust 2016-C4
Series 2016-C4 D
4.417%, due 5/10/58(a)(c)	617,007	598,491
Citigroup Commercial Mortgage Trust
Series 2018-B2 D
3.143%, due 3/10/51(a)(c)	1,120,000	812,554
Citigroup Commercial Mortgage Trust 2026-MFAM1
Series 2026-MFAM1 C
6.087%, due 7/15/59(a)(c)	610,000	610,804
COMM 2014-CCRE20 Mortgage Trust
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Series 2014-CR20 D
3.222%, due 11/10/47	$293,837	$149,857
COMM 2018-HCLV Mortgage Trust
Series 2018-HCLV A
4.972%, (1 Month CME SOFR + 1.30%), due 9/15/33(a)	500,000	473,168
COMM 2020-CX Mortgage Trust
Series 2020-CX B
2.446%, due 11/10/46	425,000	349,391
COMM Mortgage Trust
Series 2016-DC2 D
3.857%, due 2/10/49(a)(c)	1,260,000	1,150,330
CSMC 2014-USA OA LLC
Series 2014-USA A2
3.953%, due 9/15/37	505,000	466,051
CSMC 2017-TIME
Series 2017-TIME A
3.646%, due 11/13/39	525,000	502,891
Durst Commercial Mortgage Trust 2025-151
Series 2025-151 D
6.791%, due 8/10/42(a)(c)	655,000	668,712
Extended Stay America Trust 2026-ESH2
Series 2026-ESH2 D
5.926%, (1 Month CME SOFR + 2.25%), due 2/15/43(a)	543,414	546,471
First Citizens Loan Trust 2026-SBA1
Series 2026-SBA1A M3
6.594%, due 5/27/53	655,000	648,571
GS Mortgage Securities Trust
Series 2015-GC30 B
3.961%, due 5/10/50(a)(c)	226,798	220,561
Hilton USA Trust 2016-SFP
Series 2016-SFP A
2.828%, due 11/5/35	485,000	400,610
Hudson Yards 2025-SPRL Mortgage Trust
Series 2025-SPRL D
6.340%, due 1/13/40(a)(c)	345,000	349,990
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1440 A
5.091%, (1 Month CME SOFR + 1.41%), due 3/15/36(a)	350,000	329,026
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-NLP
Series 2022-NLP A
4.523%, (1 Month CME SOFR + 0.85%), due 4/15/37(a)	544,779	540,353
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5 D
3.000%, due 6/13/52	155,000	122,370
JPMF1 Multifamily Mortgage Trust 2026-FX1
Series 2026-FX1 B
5.617%, due 5/15/59(a)(c)	555,000	554,699
Life 2022-BMR Mortgage Trust
Series 2022-BMR2 A1
4.972%, (1 Month CME SOFR + 1.30%), due 5/15/39(a)	605,000	567,188
LONG Trust 2026-ISL
Series 2026-ISL A

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
5.376%, (1 Month CME SOFR + 1.70%), due 6/15/43(a)	$565,000	$564,306
Manhattan West 2020-1MW Mortgage Trust
Series 2020-1MW C
2.335%, due 9/10/39(a)(c)	485,000	468,984
Manhattan West 2026-2MW Mortgage Trust
Series 2026-2MW B
5.534%, due 6/10/48(a)(c)	660,000	650,546
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
Series 2015-C22 D
3.962%, due 4/15/48(a)(c)	900,000	355,491
Morgan Stanley Capital I Trust
Series 2014-150E A
3.912%, due 9/9/32	1,050,000	993,452
Series 2015-420 A
7.982%, due 10/12/50	376,996	382,071
Morgan Stanley Capital I Trust 2021-230P
Series 2021-230P A
4.960%, (1 Month CME SOFR + 1.28%), due 12/15/38(a)	325,000	315,382
MSWF Commercial Mortgage Trust
Series 2023-2 AS
6.491%, due 12/15/56(a)(c)	395,000	415,538
Natixis Commercial Mortgage Securities Trust
Series 2019-MILE A
5.256%, (1 Month CME SOFR + 1.58%), due 7/15/36(a)	381,986	371,481
NCMF Trust
Series 2025-MFS D
6.618%, due 6/10/33(a)(c)	925,000	925,558
NCMF Trust 2025-MFS
Series 2025-MFS C
6.041%, due 6/10/33(a)(c)	480,000	480,777
NYC Commercial Mortgage Trust 2025-1155
Series 2025-1155 E
7.358%, due 6/10/42(a)(c)	635,000	617,681
NYC Trust 2026-9W57
Series 2026-9W57 A
4.890%, due 6/6/40(a)(c)	470,000	463,187
Series 2026-9W57 C
5.422%, due 6/6/40(a)(c)	490,000	484,394
PFDR Trust 2026-DLVR
Series 2026-DLVR B
5.776%, (1 Month CME SOFR + 2.10%), due 6/15/43(a)	505,000	505,316
PNW Trust 2026-ARTE
Series 2026-ARTE A
5.388%, (1 Month CME SOFR + 1.71%), due 4/15/41(a)	560,000	558,600
ROCK Trust 2024-CNTR
Series 2024-CNTR C
6.471%, due 11/13/41	455,000	463,418
SG Commercial Mortgage Securities Trust
Series 2016-C5 B
3.933%, due 10/10/48	400,000	381,680
SKY Trust 2025-LINE
Series 2025-LINE B
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
7.363%, (1 Month CME SOFR + 3.69%), due 4/15/42(a)	$356,194	$358,674
UBS Commercial Mortgage Trust
Series 2018-C9 C
4.942%, due 3/15/51(a)(c)	550,000	324,602
Total Commercial Mortgage-Backed Securities
(Cost $29,839,531)		29,422,218

Corporate Bonds — 42.2%

Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc.
7.750%, due 4/15/28	105,000	105,163
Lamar Media Corp.
4.000%, due 2/15/30	75,000	71,540
4.875%, due 1/15/29	300,000	295,644
5.375%, due 11/1/33	75,000	72,882
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, due 3/15/30	150,000	144,870
6.000%, due 6/15/34	100,000	98,750
		788,849
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC
6.750%, due 3/15/29	140,000	143,019
TransDigm, Inc.
6.000%, due 1/15/33	100,000	99,989
6.125%, due 7/31/34	150,000	148,315
6.375%, due 5/31/33	300,000	299,924
6.750%, due 8/15/28	1,000,000	1,006,261
6.750%, due 1/31/34	110,000	111,790
6.875%, due 12/15/30	200,000	205,015
7.125%, due 12/1/31	265,000	273,332
		2,287,645
Agriculture — 0.1%
Darling Ingredients, Inc.
6.000%, due 6/15/30	200,000	200,897

Airlines — 0.7%
American Airlines Class B Pass Through Trust
Series 2021-1, B
3.950%, due 7/11/30	188,800	179,373
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, due 4/20/29	13,750	13,674
British Airways Class A Pass Through Trust, (United Kingdom)
Series 2021-1, A
2.900%, due 3/15/35	742,449	673,121
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.750%, due 10/20/28	791,250	789,891
JetBlue Class AA Pass Through Trust
Series 2019-1, AA
2.750%, due 5/15/32	674,323	593,063
United Airlines Class A Pass Through Trust
Series 20-1, A
5.875%, due 10/15/27	158,736	160,335
United Airlines Holdings, Inc.

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Airlines (continued)
5.375%, due 3/1/31	$75,000	$74,017
		2,483,474
Apparel — 0.0%(b)
William Carter Co. (The)
7.375%, due 2/15/31	90,000	92,287

Auto Manufacturers — 1.1%
American Honda Finance Corp.
5.150%, due 7/9/32	715,000	709,484
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	760,000	754,078
6.054%, due 11/5/31	345,000	346,973
7.200%, due 6/10/30	390,000	408,087
General Motors Financial Co., Inc.
2.350%, due 1/8/31	640,000	568,654
JB Poindexter & Co., Inc.
8.750%, due 12/15/31	325,000	334,867
Toyota Motor Credit Corp.
Series B
4.600%, due 3/11/33	430,000	415,786
Volkswagen Group of America Finance LLC, (Germany)
5.650%, due 3/25/32	705,000	708,172
		4,246,101
Auto Parts & Equipment — 0.7%
American Axle & Manufacturing, Inc.
7.750%, due 10/15/33	65,000	64,007
Cooper-Standard Automotive, Inc.
9.250%, due 3/1/31	140,000	142,501
Cyprium Corp. / Cyprium Holdings Luxembourg SARL
6.125%, due 4/15/31	100,000	99,113
6.375%, due 4/15/34	95,000	93,593
Dorman Products, Inc.
6.250%, due 6/15/34	75,000	75,214
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
7.750%, due 5/31/32	105,000	109,142
Goodyear Tire & Rubber Co. (The)
8.875%, due 7/15/32	25,000	25,659
IHO Verwaltungs GmbH, (Germany)
6.375%, due 5/15/29	200,000	201,288
7.375%, due 5/15/33	275,000	285,043
7.750%, due 11/15/30	500,000	518,233
8.000%, due 11/15/32	200,000	210,011
Realtruck Group, Inc.
6.250%, due 7/31/31	171,000	29,978
Tenneco, Inc.
8.000%, due 11/17/28	375,000	375,941
ZF North America Capital, Inc., (Germany)
7.500%, due 3/24/31	255,000	256,778
		2,486,501
Banks — 5.4%
Australia & New Zealand Banking Group Ltd., (Australia)
5.731%, (5 Year US CMT T-Note + 1.62%), due 9/18/34(a)	610,000	618,381
Banco Santander SA, (Spain)
2.749%, due 12/3/30	200,000	180,218
Bank of America Corp.
	Principal Amount	Value
Corporate Bonds (continued)

Banks (continued)
2.572%, (SOFR + 1.21%), due 10/20/32(a)	$815,000	$718,498
2.687%, (SOFR + 1.32%), due 4/22/32(a)	605,000	542,663
Barclays PLC, (United Kingdom)
4.375%, (5 Year US CMT T-Note + 3.41%), due 12/15/74(a)	670,000	651,111
4.911%, (SOFR + 0.91%), due 6/26/30(a)	575,000	567,683
5.207%, (SOFR + 1.51%), due 2/24/37(a)	215,000	204,585
5.367%, (SOFR + 1.23%), due 2/25/31(a)	400,000	402,250
8.000%, (5 Year US CMT T-Note + 5.43%), due 12/15/74(a)	195,000	205,146
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, (Mexico)
5.400%, due 6/3/31	915,000	908,412
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	440,000	410,927
4.625%, (5 Year US CMT T-Note + 3.20%), due 7/12/74(a)	350,000	347,998
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(a)	560,000	490,796
Citizens Financial Group, Inc.
3.250%, due 4/30/30	445,000	418,121
5.299%, (5 Year US CMT T-Note + 1.45%), due 1/29/36(a)	695,000	680,404
Deutsche Bank AG, (Germany)
4.725%, (SOFR + 1.14%), due 2/6/32(a)(d)	580,000	565,184
Deutsche Bank AG/New York NY, (Germany)
3.729%, (SOFR + 2.76%), due 1/14/32(a)	570,000	526,753
First Horizon Bank
5.750%, due 5/1/30	811,000	815,681
First Horizon Corp.
5.514%, (SOFR + 1.77%), due 3/7/31(a)	600,000	602,337
Huntington Bancshares, Inc.
5.605%, (5 Year US CMT T-Note + 1.35%), due 1/28/41(a)	390,000	373,845
6.141%, (5 Year US CMT T-Note + 1.70%), due 11/18/39(a)	755,000	756,109
Keybank National Association
4.900%, due 8/8/32	720,000	698,443
Lloyds Banking Group PLC, (United Kingdom)
4.976%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.30%), due 8/11/33(a)	305,000	300,164
M&T Bank Corp.
5.295%, (5 Year US CMT T-Note + 1.38%), due 4/18/36(a)	710,000	697,378
5.385%, (SOFR + 1.61%), due 1/16/36(a)	430,000	421,128
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	1,050,000	901,182
2.511%, (SOFR + 1.20%), due 10/20/32(a)	595,000	520,143

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Banks (continued)
Santander Holdings USA, Inc.
6.499%, (SOFR + 2.36%), due 3/9/29(a)	$855,000	$874,908
Societe Generale SA, (France)
2.889%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.30%), due 6/9/32(a)	470,000	418,946
5.375%, (5 Year US CMT T-Note + 4.51%), due 5/18/75(a)	675,000	641,036
UBS Group AG, (Switzerland)
4.875%, (5 Year US CMT T-Note + 3.40%), due 8/12/74(a)	150,000	149,468
UniCredit SpA, (Italy)
5.861%, (USD 5 Year Swap + 3.70%), due 6/19/32(a)	1,175,000	1,179,797
USB Realty Corp.
5.162%, (3 Month CME SOFR + 1.41%), due 4/15/75(a)	480,000	429,387
Valley National Bancorp
6.219%, (3 Month CME SOFR + 2.43%), due 6/1/36(a)	540,000	534,355
Western Alliance Bank
6.537%, (5 Year US CMT T-Note + 2.85%), due 11/15/35(a)	425,000	419,394
Westpac Banking Corp., (Australia)
3.020%, (5 Year US CMT T-Note + 1.53%), due 11/18/36(a)	975,000	862,805
		20,035,636
Biotechnology — 0.3%
Amgen, Inc.
5.750%, due 3/2/63	725,000	669,184
BioMarin Pharmaceutical, Inc.
5.500%, due 2/15/34	125,000	121,946
GENMAB A/S/GENMAB FINANCE LLC, (Denmark)
6.250%, due 12/15/32	215,000	216,968
7.250%, due 12/15/33	200,000	206,221
		1,214,319
Building Materials — 0.5%
Builders FirstSource, Inc.
5.000%, due 3/1/30	100,000	96,912
6.375%, due 3/1/34	100,000	98,124
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, due 12/15/30	375,000	381,149
JH North America Holdings, Inc.
5.875%, due 1/31/31	200,000	199,567
Knife River Corp.
7.750%, due 5/1/31	400,000	412,609
Quikrete Holdings, Inc.
6.375%, due 3/1/32	340,000	344,150
6.750%, due 3/1/33	175,000	177,314
		1,709,825
Chemicals — 0.7%
ASP Unifrax Holdings, Inc.
10.425%, due 9/30/29	108,611	38,014
Celanese U.S. Holdings LLC
7.330%, due 7/15/29	100,000	103,955
7.350%, due 11/15/28(d)	113,000	117,234
7.550%, due 11/15/30	120,000	126,320
7.700%, due 11/15/33	100,000	105,854
Eastman Chemical Co.
	Principal Amount	Value
Corporate Bonds (continued)

Chemicals (continued)
4.500%, due 2/20/31	$415,000	$403,311
GPD Cos., Inc.
12.500%, due 12/31/29	133,226	85,452
Innophos Holdings, Inc.
11.500%, due 6/15/29	320,000	300,800
NOVA Chemicals Corp., (Canada)
8.500%, due 11/15/28	300,000	309,301
Olympus Water U.S. Holding Corp.
7.250%, due 2/15/33	90,000	88,161
Perimeter Holdings LLC
6.250%, due 1/15/34	185,000	181,615
Qnity Electronics, Inc.
5.750%, due 8/15/32	175,000	173,755
6.250%, due 8/15/33	75,000	75,349
SK Invictus Intermediate II Sarl
5.000%, due 10/30/29	425,000	415,013
Solstice Advanced Materials, Inc.
5.625%, due 9/30/33	165,000	161,343
		2,685,477
Coal — 0.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
8.625%, due 6/15/29	175,000	182,581

Commercial Services — 1.7%
APi Group DE, Inc.
4.125%, due 7/15/29	80,000	76,791
Belron UK Finance PLC, (United Kingdom)
5.750%, due 10/15/29	200,000	199,937
Block, Inc.
5.625%, due 8/15/30	85,000	84,565
6.000%, due 8/15/33	100,000	99,169
6.500%, due 5/15/32	300,000	303,091
Carrix, Inc.
6.125%, due 8/1/33	145,000	144,330
Clarivate Science Holdings Corp.
3.875%, due 7/1/28	300,000	289,845
4.875%, due 7/1/29	445,000	409,763
CompoSecure Holdings LLC
5.625%, due 2/1/33	175,000	168,211
Dcli Bidco LLC
7.750%, due 11/15/29	85,000	87,317
DP World Ltd., (United Arab Emirates)
6.850%, due 7/2/37	1,120,000	1,157,377
Global Payments, Inc.
4.875%, due 11/15/30	535,000	520,401
Graham Holdings Co.
5.625%, due 12/1/33	350,000	341,578
Kaspi.KZ JSC, (Kazakhstan)
6.250%, due 3/26/30(d)	550,000	552,957
Korn Ferry
4.625%, due 12/15/27	175,000	173,937
NES Fircroft Bondco A/S, (United Kingdom)
8.000%, due 9/30/29	125,000	130,326
10.000%, due 8/13/31	125,000	126,797
NESCO Holdings II, Inc.
5.500%, due 4/15/29	150,000	148,930
OT Midco, Inc.
10.000%, due 2/15/30	125,000	46,875
Raven Acquisition Holdings LLC
6.875%, due 11/15/31	75,000	72,967

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Commercial Services (continued)
Synergy Infrastructure Holdings LLC
7.000%, due 7/15/34	$30,000	$30,264
TriNet Group, Inc.
3.500%, due 3/1/29	200,000	188,774
United Rentals North America, Inc.
3.875%, due 2/15/31	100,000	93,475
4.875%, due 1/15/28	350,000	348,617
5.375%, due 11/15/33	120,000	116,845
Williams Scotsman, Inc.
4.625%, due 8/15/28	150,000	148,168
6.625%, due 6/15/29	200,000	203,379
6.625%, due 4/15/30	50,000	51,125
		6,315,811
Computers — 0.2%
Amentum Holdings, Inc.
7.250%, due 8/1/32	250,000	256,848
CACI International, Inc.
6.375%, due 6/15/33	250,000	251,935
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	340,000	249,176
Insight Enterprises, Inc.
6.625%, due 5/15/32	20,000	20,112
		778,071
Cosmetics/Personal Care — 0.6%
Coty, Inc. /HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.750%, due 1/15/29	1,420,000	1,394,402
Edgewell Personal Care Co.
5.500%, due 6/1/28	300,000	299,147
Perrigo Finance Unlimited Co.
Series USD
6.125%, due 9/30/32	170,000	161,513
Prestige Brands, Inc.
3.750%, due 4/1/31	350,000	320,908
6.250%, due 7/15/34	85,000	85,240
		2,261,210
Distribution/Wholesale — 0.3%
ADI Escrow Issuer LLC
7.125%, due 7/15/34	100,000	101,944
Core & Main LP
6.000%, due 7/1/34	145,000	144,190
Gates Corp.
6.875%, due 7/1/29	200,000	204,025
RB Global Holdings Inc, (Canada)
7.750%, due 3/15/31	500,000	515,976
Velocity Vehicle Group LLC
8.000%, due 6/1/29	140,000	138,748
		1,104,883
Diversified Financial Services — 2.5%
Aircastle Ltd. / Aircastle Ireland DAC
5.000%, due 9/15/30	525,000	518,756
Ally Financial, Inc.
5.548%, (SOFR + 1.78%), due 7/31/33(a)	630,000	620,707
Series C
4.700%, (7 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.48%), due 8/15/74(a)(d)	330,000	318,850
Aretec Group, Inc.
7.500%, due 4/1/29	110,000	109,713
10.000%, due 8/15/30	250,000	263,717
	Principal Amount	Value
Corporate Bonds (continued)

Diversified Financial Services (continued)
Avolon Holdings Funding Ltd., (Ireland)
4.700%, due 1/30/31	$390,000	$379,790
5.750%, due 11/15/29	890,000	904,431
Cantor Fitzgerald LP
7.200%, due 12/12/28	490,000	507,160
Capital One Financial Corp.
4.722%, (SOFR + 1.15%), due 1/30/32(a)	470,000	459,597
First Eagle Holdings, Inc.
7.250%, due 8/15/32	150,000	151,751
Jane Street Group / JSG Finance, Inc.
6.125%, due 11/1/32	250,000	248,750
6.750%, due 5/1/33	100,000	101,912
7.125%, due 4/30/31	550,000	567,613
Macquarie Airfinance Holdings Ltd., (United Kingdom)
6.400%, due 3/26/29	850,000	872,507
Osaic Holdings, Inc.
6.750%, due 8/1/32	210,000	210,751
8.000%, due 8/1/33	75,000	76,103
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	250,000	236,922
5.750%, due 9/15/31	100,000	92,693
6.750%, due 2/15/34	50,000	46,376
Planet Financial Group LLC
10.500%, due 12/15/29	100,000	97,571
Provident Funding Associates LP / PFG Finance Corp.
9.750%, due 9/15/29	100,000	103,252
Rocket Cos., Inc.
6.125%, due 8/1/30	285,000	287,310
6.125%, due 8/1/31	80,000	80,364
6.375%, due 8/1/33	125,000	125,743
6.500%, due 6/15/34	100,000	100,790
Stonex Escrow Issuer LLC
6.875%, due 7/15/32	180,000	182,711
StoneX Group, Inc.
7.875%, due 3/1/31	400,000	416,606
Synchrony Financial
5.450%, (SOFR + 1.68%), due 3/6/31(a)	850,000	846,898
Series C
7.250%, (5 Year US CMT T-Note + 3.08%), due 8/15/74(a)	410,000	403,256
WS Escrow LLC
7.750%, due 6/1/33	35,000	36,213
		9,368,813
Electric — 3.9%
AEP Texas, Inc.
3.450%, due 5/15/51	745,000	475,540
5.850%, due 10/15/55	255,000	236,955
Alpha Generation LLC
6.750%, due 10/15/32	225,000	226,962
Arizona Public Service Co.
5.700%, due 8/15/34	575,000	583,314
6.350%, due 12/15/32	665,000	701,669
Baltimore Gas and Electric Co.
4.550%, due 6/1/52	720,000	566,879
Black Hills Corp.
4.550%, due 1/31/31	950,000	925,811
Clearway Energy Operating LLC
3.750%, due 2/15/31	100,000	91,730
4.750%, due 3/15/28	425,000	419,438

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Electric (continued)
5.750%, due 1/15/34	$100,000	$96,425
Edison International
5.250%, due 3/15/32	850,000	831,580
7.875%, (5 Year US CMT T-Note + 3.66%), due 6/15/54(a)	335,000	345,707
Electricite de France SA, (France)
9.125%, (5 Year US CMT T-Note + 5.41%), due 12/31/49(a)	125,000	144,740
EUSHI Finance, Inc.
6.250%, (5 Year US CMT T-Note + 2.51%), due 4/1/56(a)	160,000	157,938
Evergy Kansas Central, Inc.
5.250%, due 3/15/35	1,250,000	1,231,775
5.300%, due 7/1/36	635,000	624,420
Evergy Missouri West, Inc.
5.250%, due 12/15/35	245,000	238,648
Indianapolis Power & Light Co.
5.650%, due 12/1/32	370,000	379,302
Leeward Renewable Energy Operations LLC
4.250%, due 7/1/29	85,000	80,669
NRG Energy, Inc.
5.407%, due 10/15/35	340,000	325,449
5.750%, due 1/15/28	200,000	200,089
5.750%, due 1/15/34	135,000	131,477
5.875%, due 5/15/34	100,000	98,170
6.000%, due 2/1/33	250,000	249,248
6.000%, due 1/15/36	220,000	215,242
6.125%, due 5/15/36	150,000	148,066
6.250%, due 11/1/34	75,000	74,802
PacifiCorp
7.125%, (5 Year US CMT T-Note + 3.29%), due 8/15/56(a)	155,000	152,604
7.375%, (5 Year US CMT T-Note + 3.32%), due 9/15/55(a)	250,000	248,647
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, due 8/15/28	75,000	73,239
PG&E Corp.
6.850%, (5 Year US CMT T-Note + 3.23%), due 9/15/56(a)	85,000	84,113
7.375%, (5 Year US CMT T-Note + 3.88%), due 3/15/55(a)	150,000	152,313
Puget Energy, Inc.
4.224%, due 3/15/32	855,000	811,427
Southern California Edison Co.
5.700%, due 3/1/53	270,000	239,523
Talen Energy Supply LLC
6.125%, due 5/1/31	330,000	328,034
6.250%, due 2/1/34	325,000	318,764
6.375%, due 5/1/33	250,000	246,201
6.500%, due 2/1/36	150,000	148,129
TransAlta Corp., (Canada)
5.875%, due 2/1/34	140,000	136,478
Virginia Electric and Power Co.
Series C
4.625%, due 5/15/52	500,000	397,954
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/75(a)	200,000	200,917
Vistra Operations Co. LLC
5.250%, due 4/30/33	390,000	381,316
6.875%, due 4/15/32	100,000	103,289
VoltaGrid LLC
7.375%, due 11/1/30	175,000	175,870
	Principal Amount	Value
Corporate Bonds (continued)

Electric (continued)
XPLR Infrastructure Operating Partners LP
4.500%, due 9/15/27	$50,000	$49,425
7.250%, due 1/15/29	100,000	103,129
7.750%, due 4/15/34	50,000	52,361
8.375%, due 1/15/31	90,000	95,654
8.625%, due 3/15/33	75,000	80,129
Zorlu Enerji Elektrik Uretim A/S, (Turkey)
11.000%, due 4/23/30	420,000	311,805
		14,693,366
Electrical Components & Equipment — 0.2%
EnerSys
6.625%, due 1/15/32	210,000	212,511
WESCO Distribution, Inc.
5.250%, due 4/15/31	245,000	240,919
5.500%, due 4/15/34	55,000	53,430
6.625%, due 3/15/32	150,000	153,035
		659,895
Electronics — 0.1%
Amphenol Corp.
5.300%, due 11/15/55	75,000	67,665
Sensata Technologies BV
5.875%, due 9/1/30	350,000	350,288
		417,953
Engineering & Construction — 0.2%
AECOM
6.000%, due 8/1/33	120,000	119,315
Granite Construction, Inc.
6.375%, due 6/15/34	150,000	149,571
Weekley Homes LLC / Weekley Finance Corp.
4.875%, due 9/15/28	200,000	196,551
6.750%, due 1/15/34	140,000	139,988
		605,425
Entertainment — 0.8%
Caesars Entertainment, Inc.
4.625%, due 10/15/29	75,000	71,268
6.000%, due 10/15/32	150,000	131,560
Churchill Downs, Inc.
5.500%, due 4/1/27	375,000	375,204
5.750%, due 4/1/30	400,000	398,817
Flutter Treasury DAC, (United Kingdom)
5.875%, due 6/4/31	200,000	197,025
Jacobs Entertainment, Inc.
6.750%, due 2/15/29	225,000	220,781
Light & Wonder International, Inc.
6.250%, due 10/1/33	110,000	108,075
7.500%, due 9/1/31	200,000	206,012
Live Nation Entertainment, Inc.
4.750%, due 10/15/27	500,000	497,426
Merlin Entertainments Group U.S. Holdings, Inc., (United Kingdom)
7.375%, due 2/15/31	200,000	156,652
Motion Bondco DAC, (United Kingdom)
6.625%, due 11/15/27	140,000	132,895
Rivers Enterprise Borrower LLC
6.250%, due 10/15/30	215,000	215,953
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.
6.625%, due 2/1/33	125,000	125,776

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Entertainment (continued)
Vail Resorts, Inc.
6.500%, due 5/15/32	$100,000	$101,250
Voyager Parent LLC
9.250%, due 7/1/32	167,000	177,434
		3,116,128
Environmental Control — 0.1%
Clean Harbors, Inc.
6.375%, due 2/1/31	150,000	151,539
Luna 1.5 SARL, (Luxembourg)
12.000%, due 7/1/32	58,506	62,141
Waste Pro USA, Inc.
7.000%, due 2/1/33	150,000	152,030
		365,710
Food — 1.2%
Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.625%, due 3/31/32	50,000	47,560
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.500%, due 3/31/31	100,000	96,087
5.750%, due 3/31/34	75,000	69,731
C&S Group Enterprises LLC
5.000%, due 12/15/28	85,000	78,183
Chobani LLC / Chobani Finance Corp., Inc.
6.375%, due 4/15/34	100,000	100,256
Grupo Nutresa SA, (Colombia)
8.000%, due 5/12/30	200,000	210,900
Industrial F&B Investments III, Inc.
7.750%, due 2/11/33	230,000	233,520
MARB BondCo PLC, (Brazil)
3.950%, due 1/29/31	1,010,000	888,046
Performance Food Group, Inc.
4.250%, due 8/1/29	250,000	241,695
5.625%, due 3/1/34	125,000	121,250
6.125%, due 9/15/32	80,000	80,226
Post Holdings, Inc.
4.625%, due 4/15/30	275,000	264,895
6.250%, due 10/15/34	110,000	106,949
6.500%, due 3/15/36	50,000	48,770
Simmons Foods Inc/Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc./Simmons Feed
4.625%, due 3/1/29	360,000	347,983
Smithfield Foods, Inc.
3.000%, due 10/15/30	170,000	154,432
4.250%, due 2/1/27	715,000	711,727
United Natural Foods, Inc.
6.750%, due 10/15/28	107,000	107,000
US Foods, Inc.
4.625%, due 6/1/30	100,000	97,162
4.750%, due 2/15/29	150,000	147,801
7.250%, due 1/15/32	250,000	258,311
Viking Baked Goods Acquisition Corp.
8.625%, due 11/1/31	90,000	90,333
Series JUL
8.625%, due 11/1/31	65,000	65,240
		4,568,057
Forest Products & Paper — 0.3%
Mercer International, Inc., (Germany)
5.125%, due 2/1/29	395,000	230,372
Suzano Austria GmbH, (Brazil)
	Principal Amount	Value
Corporate Bonds (continued)

Forest Products & Paper (continued)
4.000%, due 1/15/31	$1,055,000	$986,032
		1,216,404
Gas — 0.6%
AltaGas Ltd., (Canada)
7.200%, (5 Year US CMT T-Note + 3.57%), due 10/15/54(a)	200,000	206,881
Boston Gas Co.
3.757%, due 3/16/32	275,000	254,423
Brooklyn Union Gas Co. (The)
4.866%, due 8/5/32	910,000	883,880
6.388%, due 9/15/33	225,000	235,397
Southern California Gas Co.
6.000%, due 6/15/55	605,000	588,280
		2,168,861
Healthcare-Products — 0.1%
Neogen Food Safety Corp.
8.625%, due 7/20/30	75,000	78,503
Teleflex, Inc.
5.875%, due 1/15/32	150,000	148,703
		227,206
Healthcare-Services — 0.8%
Centene Corp.
2.450%, due 7/15/28	100,000	94,917
3.000%, due 10/15/30	105,000	94,358
3.375%, due 2/15/30	100,000	92,489
4.250%, due 12/15/27	200,000	199,243
4.625%, due 12/15/29	375,000	363,801
DaVita, Inc.
3.750%, due 2/15/31	100,000	92,241
4.625%, due 6/1/30	200,000	192,787
Encompass Health Corp.
4.625%, due 4/1/31	100,000	96,253
Global Medical Response, Inc.
7.375%, due 10/1/32	125,000	127,203
HealthEquity, Inc.
4.500%, due 10/1/29	125,000	121,158
IQVIA, Inc.
6.250%, due 6/1/32	240,000	243,087
6.500%, due 5/15/30	85,000	86,608
LifePoint Health, Inc.
5.375%, due 1/15/29	90,000	85,407
7.000%, due 5/1/34	190,000	177,468
8.375%, due 2/15/32	110,000	110,747
9.875%, due 8/15/30	175,000	183,714
10.000%, due 6/1/32	190,000	182,413
Molina Healthcare, Inc.
6.500%, due 2/15/31	75,000	75,690
Tenet Healthcare Corp.
4.375%, due 1/15/30	125,000	120,565
6.125%, due 6/15/30	400,000	402,025
		3,142,174
Holding Companies-Divers — 0.2%
Clue Opco LLC
9.500%, due 10/15/31(d)	135,000	131,120
Stena International SA, (Sweden)
7.625%, due 2/15/31	750,000	773,090
		904,210
Home Builders — 0.3%
Century Communities, Inc.
3.875%, due 8/15/29	75,000	71,124
Installed Building Products, Inc.

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Home Builders (continued)
5.625%, due 2/1/34	$110,000	$106,183
M/I Homes, Inc.
3.950%, due 2/15/30	75,000	70,666
4.950%, due 2/1/28	75,000	74,323
Mattamy Group Corp., (Canada)
4.625%, due 3/1/30	100,000	95,836
6.000%, due 12/15/33	155,000	147,540
Shea Homes LP / Shea Homes Funding Corp.
4.750%, due 2/15/28	100,000	98,642
4.750%, due 4/1/29	150,000	145,697
STL Holding Co. LLC
8.750%, due 2/15/29	85,000	88,173
Winnebago Industries, Inc.
6.250%, due 7/15/28	60,000	59,925
		958,109
Home Furnishings — 0.0%(b)
Whirlpool Corp.
7.500%, due 7/1/31	25,000	24,844
7.875%, due 7/1/34	25,000	23,635
		48,479
Housewares — 0.3%
Central Garden & Pet Co.
5.125%, due 2/1/28	450,000	449,551
Newell Brands, Inc.
6.375%, due 9/15/27	150,000	150,455
6.375%, due 5/15/30(d)	130,000	131,428
6.625%, due 5/15/32	70,000	70,821
8.500%, due 6/1/28	70,000	73,061
Scotts Miracle-Gro Co. (The)
4.000%, due 4/1/31	210,000	195,149
4.375%, due 2/1/32	175,000	161,843
		1,232,308
Insurance — 0.8%
Asurion LLC/ Asurion Co-Issuer, Inc.
8.000%, due 12/31/32	165,000	166,918
8.375%, due 2/1/34	125,000	113,888
Belrose Funding Trust II
6.792%, due 5/15/55	650,000	646,146
Five Corners Funding Trust III
5.791%, due 2/15/33	545,000	556,005
HUB International Ltd.
7.250%, due 6/15/30	225,000	231,676
Jackson Financial, Inc.
6.150%, due 1/15/37	470,000	459,445
MGIC Investment Corp.
5.250%, due 8/15/28	250,000	249,606
Prudential Financial, Inc.
6.250%, (5 Year US CMT T-Note + 1.78%), due 6/15/56(a)	460,000	455,680
Ryan Specialty LLC
5.875%, due 8/1/32	90,000	88,762
USI, Inc.
7.500%, due 1/15/32	100,000	102,059
		3,070,185
Internet — 0.4%
Amazon.com, Inc.
5.100%, due 7/9/33	430,000	426,005
Arches Buyer, Inc.
4.250%, due 6/1/28	80,000	77,497
Cogent Communications Group LLC / Cogent Finance, Inc.
	Principal Amount	Value
Corporate Bonds (continued)

Internet (continued)
6.500%, due 7/1/32	$35,000	$31,151
7.000%, due 6/15/27(d)	65,000	64,078
Gen Digital, Inc.
6.750%, due 9/30/27	55,000	55,085
Go Daddy Operating Co LLC / GD Finance Co., Inc.
5.250%, due 12/1/27	450,000	449,249
Meta Platforms, Inc.
5.625%, due 11/15/55	300,000	250,909
Photo Holdings LLC
12.000%, due 7/1/31	195,000	200,890
		1,554,864
Investment Companies — 0.1%
Compass Group Diversified Holdings LLC
5.250%, due 4/15/29	153,818	146,472
FS KKR Capital Corp.
3.250%, due 7/15/27	75,000	72,808
7.500%, due 8/1/31	130,000	130,220
7.875%, due 1/15/29	75,000	77,138
		426,638
Iron/Steel — 0.3%
Commercial Metals Co.
5.750%, due 11/15/33	92,000	90,360
6.000%, due 12/15/35	68,000	66,824
Hybar LLC
7.375%, due 7/1/34	70,000	70,263
Mineral Resources Ltd., (Australia)
6.000%, due 5/1/32	125,000	122,704
6.250%, due 5/1/34	60,000	58,479
7.000%, due 4/1/31	150,000	154,360
8.500%, due 5/1/30	350,000	360,900
9.250%, due 10/1/28	206,000	211,880
		1,135,770
Leisure Time — 0.3%
Boyne USA, Inc.
4.750%, due 5/15/29	250,000	242,949
Carnival Corp. Ltd.
5.750%, due 8/1/32	150,000	148,618
MajorDrive Holdings IV LLC
6.375%, due 6/1/29	85,000	69,507
Patrick Industries, Inc.
6.375%, due 11/1/32	165,000	162,709
Royal Caribbean Cruises Ltd.
4.750%, due 5/15/33	280,000	268,066
5.375%, due 1/15/36	295,000	285,663
		1,177,512
Lodging — 0.5%
Boyd Gaming Corp.
4.750%, due 6/15/31	225,000	214,849
Hilton Domestic Operating Co., Inc.
3.625%, due 2/15/32	100,000	90,485
4.000%, due 5/1/31	225,000	211,141
4.875%, due 1/15/30	500,000	492,915
5.500%, due 9/15/31	400,000	396,319
5.500%, due 3/31/34	100,000	97,960
5.750%, due 9/15/33	100,000	99,090
Travel + Leisure Co.
6.250%, due 6/1/31	160,000	160,246
Wyndham Hotels & Resorts, Inc.

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Lodging (continued)
5.625%, due 3/1/33	$155,000	$150,850
		1,913,855
Machinery-Construction & Mining — 0.0%(b)
Solaris Energy Infrastructure LLC
6.375%, due 5/15/31	55,000	54,028

Machinery-Diversified — 0.1%
Columbus McKinnon Corp.
7.125%, due 2/1/33	100,000	100,750
Esab Corp.
5.625%, due 4/1/31	100,000	98,791
6.250%, due 4/15/29	110,000	111,164
Maxim Crane Works Holdings Capital LLC
11.500%, due 9/1/28	135,000	140,074
		450,779
Media — 1.8%
Block Communications, Inc.
10.250%, due 3/1/31	50,000	43,444
Cable One, Inc.
1.125%, due 3/15/28	335,000	147,400
4.000%, due 11/15/30	160,000	59,487
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	100,000	88,513
4.500%, due 5/1/32	745,000	642,478
4.750%, due 3/1/30	100,000	93,433
5.000%, due 2/1/28	300,000	296,172
7.000%, due 2/1/33	150,000	143,750
CSC Holdings LLC
5.500%, due 4/15/27	200,000	123,852
5.750%, due 1/15/30	305,000	65,575
6.500%, due 2/1/29	200,000	113,235
Directv Financing LLC
8.875%, due 2/1/30	225,000	229,079
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	13,000	12,969
9.250%, due 6/1/32	75,000	76,746
Discovery Communications LLC
3.625%, due 5/15/30	80,000	74,000
Discovery Global Holdings, Inc.
4.279%, due 3/15/32	195,000	173,271
5.050%, due 3/15/42	115,000	79,925
EchoStar Corp.
6.750%, due 11/30/30	347,599	352,535
10.750%, due 11/30/29	100,000	108,170
Gray Media, Inc.
4.750%, due 10/15/30	100,000	77,281
9.625%, due 7/15/32	60,000	60,645
10.500%, due 7/15/29	36,000	37,964
iHeartCommunications, Inc.
9.125%, due 5/1/29	85,000	78,773
LCPR Senior Secured Financing DAC, (Puerto Rico)
5.125%, due 7/15/29	200,000	110,046
6.750%, due 10/15/27	200,000	112,804
Nexstar Media, Inc.
4.750%, due 11/1/28	50,000	49,028
6.500%, due 9/15/33	240,000	238,770
	Principal Amount	Value
Corporate Bonds (continued)

Media (continued)
7.250%, due 4/15/34	$150,000	$150,336
Paramount Global
4.200%, due 6/1/29	100,000	94,959
4.950%, due 1/15/31	210,000	192,444
6.875%, due 4/30/36(d)	85,000	77,693
Sinclair Television Group, Inc.
8.125%, due 2/15/33	175,000	179,458
Sirius XM Radio LLC
4.000%, due 7/15/28	100,000	97,269
5.000%, due 8/1/27	334,000	333,516
5.875%, due 4/15/32	75,000	73,596
Space Exploration Technologies Corp.
5.650%, due 7/15/33	300,000	287,408
Time Warner Cable LLC
6.750%, due 6/15/39	635,000	598,399
Univision Communications, Inc.
7.375%, due 6/30/30	70,000	69,696
8.500%, due 7/31/31	65,000	64,856
8.875%, due 4/15/33	75,000	72,617
9.375%, due 8/1/32	115,000	114,866
Versant Media Group, Inc.
7.250%, due 1/30/31	240,000	247,401
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 5/15/29	200,000	179,552
Ziggo BV, (Netherlands)
4.875%, due 1/15/30	225,000	202,622
		6,726,033
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.
6.375%, due 6/15/30	300,000	302,274
Park-Ohio Industries, Inc.
8.500%, due 8/1/30	80,000	83,591
Vallourec SACA, (France)
7.500%, due 4/15/32	200,000	208,832
		594,697
Mining — 1.0%
Alumina Pty Ltd.
6.375%, due 9/15/32	200,000	201,303
Arcosa, Inc.
4.375%, due 4/15/29	425,000	415,274
6.875%, due 8/15/32	265,000	273,242
Century Aluminum Co.
6.875%, due 8/1/32	205,000	208,178
Eldorado Gold Corp., (Turkey)
6.250%, due 9/1/29	200,000	199,781
Freeport Indonesia PT, (Indonesia)
6.200%, due 4/14/52	1,020,000	947,036
IAMGOLD Corp., (Burkina Faso)
5.750%, due 10/15/28	275,000	274,343
PLS Group Ltd., (Australia)
6.875%, due 5/1/31	155,000	157,104
Skeena Resources Ltd., (Canada)
8.500%, due 4/1/31	300,000	313,220
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	765,000	744,211
		3,733,692
Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.
4.625%, due 5/15/30	150,000	145,075
6.375%, due 3/15/33	125,000	126,069

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Miscellaneous Manufacturing (continued)
Axon Enterprise, Inc.
6.125%, due 3/15/30	$100,000	$101,161
6.250%, due 3/15/33	100,000	101,417
Calderys Financing II LLC
11.750%, due 6/1/28	212,500	216,584
Calderys Financing LLC, (France)
11.250%, due 6/1/28	100,000	103,551
		793,857
Oil & Gas — 1.3%
Caturus Energy LLC
7.125%, due 5/15/31	115,000	114,001
Chord Energy Corp.
6.000%, due 10/1/30	50,000	50,167
Comstock Resources, Inc.
6.750%, due 3/1/29	335,000	329,921
Crescent Energy Finance LLC
7.875%, due 4/15/32	125,000	127,297
Eldorado Drilling Bondco Ltd., (Cayman Islands)
9.125%, due 6/24/30	75,000	74,697
Energean Israel Finance Ltd., (Israel)
5.375%, due 3/30/28	95,000	94,120
Gulfport Energy Operating Corp.
6.750%, due 9/1/29	200,000	202,454
Hilcorp Energy I LP / Hilcorp Finance Co.
6.000%, due 2/1/31	300,000	292,440
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.
6.625%, due 8/15/34	195,000	195,066
Matador Resources Co.
6.000%, due 4/15/34	140,000	135,406
Moss Creek Resources Holdings, Inc.
8.250%, due 9/1/31	50,000	50,116
Murphy Oil Corp.
6.000%, due 10/1/32(d)	95,000	94,079
6.500%, due 2/15/34	70,000	69,219
Noble Finance II LLC
6.250%, due 6/15/34	250,000	242,768
8.000%, due 4/15/30	221,000	228,467
PBF Holding Co. LLC / PBF Finance Corp.
7.875%, due 9/15/30	125,000	129,727
9.875%, due 3/15/30	115,000	123,209
Permian Resources Operating LLC
5.875%, due 7/1/29	450,000	450,169
Range Resources Corp.
4.750%, due 2/15/30	200,000	194,703
Rockcliff Energy II LLC
5.500%, due 10/15/29	250,000	244,599
SM Energy Co.
6.750%, due 8/1/29	100,000	101,451
Sunoco LP
4.625%, due 5/1/30	500,000	481,435
5.375%, due 7/15/31	140,000	137,327
Talos Production, Inc.
8.000%, due 7/15/34	170,000	171,669
9.375%, due 2/1/31	360,000	379,555
Transocean International Ltd.
8.750%, due 2/15/30	175,000	181,765
Wildfire Intermediate Holdings LLC
7.500%, due 10/15/29	100,000	103,020
		4,998,847
	Principal Amount	Value
Corporate Bonds (continued)

Oil & Gas Services — 0.6%
Archrock Partners LP / Archrock Partners Finance Corp.
6.625%, due 9/1/32	$100,000	$101,432
Archrock Services LP / Archrock Partners Finance Corp.
6.000%, due 2/1/34	140,000	137,012
Bristow Group, Inc.
6.750%, due 2/1/33	235,000	235,270
Kodiak Gas Services LLC
5.875%, due 4/1/31	200,000	197,752
6.500%, due 10/1/33	100,000	99,871
Oceaneering International, Inc.
6.875%, due 7/15/34	150,000	153,482
SESI LLC
7.875%, due 9/30/30	240,000	242,838
Tidewater, Inc.
9.125%, due 7/15/30	220,000	235,121
Weatherford International Ltd.
6.750%, due 10/15/33	140,000	141,719
Yinson Boronia Production BV, (Brazil)
8.947%, due 7/31/42	571,271	628,502
		2,172,999
Pharmaceuticals — 0.7%
1261229 BC Ltd.
10.000%, due 4/15/32	95,000	97,114
Bausch Health Cos., Inc., (Canada)
11.000%, due 9/30/28	70,000	71,520
BellRing Brands, Inc.
7.000%, due 3/15/30	200,000	197,700
CVS Pass-Through Trust
5.926%, due 1/10/34	98,345	98,872
Endo Finance Holdings LP
8.500%, due 4/15/31	210,000	221,155
HLF Financing SARL LLC / Herbalife International, Inc.
7.750%, due 5/1/33	60,000	60,380
Jazz Securities DAC
4.375%, due 1/15/29	950,000	930,025
Organon & Co / Organon Foreign Debt Co.-Issuer BV
4.125%, due 4/30/28	575,000	565,866
5.125%, due 4/30/31	400,000	395,903
		2,638,535
Pipelines — 2.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, due 1/15/28	300,000	299,770
5.750%, due 10/15/33	100,000	98,220
Buckeye Partners LP
6.750%, due 2/1/30	125,000	128,064
6.875%, due 7/1/29	250,000	255,682
Cheniere Energy, Inc.
5.200%, due 7/30/36	425,000	411,109
CNX Midstream Partners LP
4.750%, due 4/15/30	125,000	119,822
Columbia Pipelines Operating Co. LLC
5.962%, due 2/15/55	1,040,000	985,635
DT Midstream, Inc.
4.300%, due 4/15/32	605,000	571,174
Energy Transfer LP
6.500%, (5 Year US CMT T-Note + 2.68%), due 2/15/56(a)	110,000	110,012

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Pipelines (continued)
6.550%, (5 Year US CMT T-Note + 2.34%), due 1/15/57(a)	$75,000	$74,048
Excelerate Energy LP
8.000%, due 5/15/30	150,000	157,152
Flex Intermediate Holdco LLC
3.363%, due 6/30/31	635,000	581,892
Global Partners LP / GLP Finance Corp.
6.875%, due 1/15/29	150,000	150,769
7.125%, due 7/1/33	25,000	25,317
Harvest Midstream I LP
6.750%, due 5/15/34	175,000	175,697
Hess Midstream Operations LP
5.500%, due 10/15/30	300,000	298,934
ITT Holdings LLC
6.500%, due 8/1/29	250,000	247,191
ONEOK, Inc.
6.250%, due 10/15/55	575,000	551,978
Plains All American Pipeline LP
Series B
8.023%, (3 Month CME SOFR + 4.37%), due 11/15/74(a)	550,000	549,731
Plains All American Pipeline LP / PAA Finance Corp.
5.600%, due 1/15/36	285,000	280,721
Prairie Acquiror LP
9.000%, due 8/1/29	75,000	77,364
South Bow Canadian Infrastructure Holdings Ltd., (Canada)
7.625%, (5 Year US CMT T-Note + 3.95%), due 3/1/55(a)	100,000	104,002
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, due 1/15/28	600,000	599,291
6.000%, due 12/31/30	110,000	109,214
6.750%, due 3/15/34	90,000	90,559
TransMontaigne Partners LLC
8.500%, due 6/15/30	100,000	102,026
Venture Global Calcasieu Pass LLC
6.000%, due 5/1/36	100,000	98,832
Venture Global LNG, Inc.
6.375%, due 12/15/34	135,000	131,479
6.625%, due 6/15/36	85,000	83,305
7.000%, due 1/15/30	110,000	111,750
8.375%, due 6/1/31	420,000	434,195
9.500%, due 2/1/29	175,000	187,323
9.875%, due 2/1/32	140,000	149,055
Venture Global Plaquemines LNG LLC
6.125%, due 12/15/30	60,000	60,951
6.500%, due 1/15/34	150,000	154,779
6.500%, due 6/15/34	40,000	41,253
6.750%, due 1/15/36	50,000	52,335
Western Midstream Operating LP
5.250%, due 2/1/50	485,000	403,490
		9,064,121
REITS — 1.4%
Alexandria Real Estate Equities, Inc.
5.250%, due 3/15/36	405,000	388,471
American Homes 4 Rent LP
2.375%, due 7/15/31	905,000	793,629
Blackstone Mortgage Trust, Inc.
6.250%, due 6/1/31	75,000	71,709
7.750%, due 12/1/29	145,000	149,845
GLP Capital LP / GLP Financing II, Inc.
4.000%, due 1/15/30	930,000	887,635
	Principal Amount	Value
Corporate Bonds (continued)

REITS (continued)
Invitation Homes Operating Partnership LP
2.000%, due 8/15/31	$585,000	$500,494
Iron Mountain, Inc.
5.250%, due 3/15/28	100,000	99,639
Millrose Properties, Inc.
6.250%, due 9/15/32	100,000	99,915
6.375%, due 8/1/30	150,000	151,109
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, due 10/15/27	90,000	87,329
8.500%, due 2/15/32	100,000	101,631
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, due 2/15/29	250,000	244,224
5.750%, due 3/15/34	100,000	97,928
6.500%, due 4/1/32	125,000	127,116
6.500%, due 6/15/33	80,000	81,397
7.250%, due 7/15/28	100,000	101,844
Starwood Property Trust, Inc.
5.750%, due 1/15/31	135,000	132,952
6.125%, due 6/1/31	100,000	99,763
6.500%, due 7/1/30	100,000	101,563
Trust 2401, (Mexico)
7.375%, due 2/13/34	685,000	721,990
Vornado Realty LP
5.750%, due 2/1/33	90,000	89,238
		5,129,421
Retail — 1.4%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.875%, due 1/15/28	100,000	97,982
4.000%, due 10/15/30	500,000	469,801
6.125%, due 6/15/29	100,000	101,043
Academy Ltd.
5.875%, due 5/15/31	75,000	74,191
Arcos Dorados BV, (Brazil)
6.375%, due 1/29/32	820,000	847,254
Asbury Automotive Group, Inc.
4.750%, due 3/1/30	250,000	242,483
5.000%, due 2/15/32	100,000	95,279
AutoNation, Inc.
4.750%, due 6/1/30	313,000	308,292
Beacon Roofing Supply, Inc.
6.750%, due 4/30/32	350,000	357,441
Group 1 Automotive, Inc.
4.000%, due 8/15/28	200,000	193,014
6.375%, due 1/15/30	100,000	100,460
Ken Garff Automotive LLC
4.875%, due 9/15/28	700,000	692,454
LCM Investments Holdings II LLC
4.875%, due 5/1/29	400,000	390,179
Lithia Motors, Inc.
5.500%, due 10/1/30	160,000	157,709
Murphy Oil USA, Inc.
5.875%, due 6/1/34	155,000	153,573
Papa John's International, Inc.
3.875%, due 9/15/29	100,000	93,504
PetSmart LLC / PetSmart Finance Corp.
7.500%, due 9/15/32	135,000	136,405
QXO Building Products, Inc.
6.500%, due 7/15/31	100,000	100,405
6.875%, due 7/15/34	45,000	45,067
Yum! Brands, Inc.

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Retail (continued)
4.625%, due 1/31/32	$400,000	$380,004
5.375%, due 4/1/32	100,000	98,665
		5,135,205
Semiconductors — 0.2%
Amkor Technology, Inc.
5.875%, due 10/1/33	230,000	223,723
Foundry JV Holdco LLC
6.200%, due 1/25/37	595,000	608,508
		832,231
Software — 1.2%
Cloud Software Group LLC
6.500%, due 3/31/29	500,000	488,582
9.000%, due 9/30/29	185,000	181,254
Fair Isaac Corp.
6.000%, due 5/15/33	175,000	169,375
6.250%, due 9/15/34	125,000	120,756
Fidelity National Information Services, Inc.
4.550%, due 3/10/29	455,000	450,906
OAK-Eagle Acquireco, Inc.
7.250%, due 7/1/33	300,000	310,852
8.750%, due 7/1/34	200,000	210,697
Open Text Holdings, Inc., (Canada)
4.125%, due 2/15/30	340,000	313,664
4.125%, due 12/1/31	70,000	61,766
PTC, Inc.
4.000%, due 2/15/28	100,000	97,783
Salesforce, Inc.
5.550%, due 3/15/36	690,000	672,840
SS&C Technologies, Inc.
5.500%, due 9/30/27	500,000	499,312
6.500%, due 6/1/32	300,000	302,220
UKG, Inc.
6.875%, due 2/1/31	425,000	416,399
		4,296,406
Sovereign & Agency — 0.4%
Colombia Government International Bond, (Colombia)
7.750%, due 11/7/36(d)	675,000	720,731
Eagle Funding Luxco SARL, (Mexico)
5.500%, due 8/17/30	885,000	883,452
		1,604,183
Telecommunications — 1.7%
APLD ComputeCo 2 LLC
6.750%, due 3/15/31	255,000	249,265
APLD ComputeCo LLC
9.250%, due 12/15/30	245,000	260,375
AT&T, Inc.
3.500%, due 9/15/53	585,000	353,383
Beacon Point DC LLC
6.129%, due 11/30/42	50,000	47,977
Bell Telephone Co. of Canada or Bell Canada, (Canada)
6.875%, (5 Year US CMT T-Note + 2.39%), due 9/15/55(a)	200,000	201,666
7.000%, (5 Year US CMT T-Note + 2.36%), due 9/15/55(a)	100,000	100,796
Black Pearl Compute LLC
6.125%, due 2/15/31	180,000	179,698
Ciena Corp.
4.000%, due 1/31/30	200,000	189,798
Cipher Compute LLC
	Principal Amount	Value
Corporate Bonds (continued)

Telecommunications (continued)
7.125%, due 11/15/30	$405,000	$413,104
Connect Finco SARL / Connect U.S. Finco LLC, (United Kingdom)
9.000%, due 9/15/29	200,000	209,796
Core Scientific Finance I LLC
7.750%, due 5/15/31	545,000	533,678
Flash Compute LLC
7.250%, due 12/31/30	135,000	136,326
Galaxy Helios Data Centers II LLC
9.875%, due 8/1/31	130,000	130,354
Iliad Holding SAS, (France)
8.500%, due 4/15/31	215,000	226,159
PR RNO Property Owner 1 LLC
6.500%, due 5/1/31	335,000	315,442
Rogers Communications, Inc., (Canada)
6.875%, (5 Year US CMT T-Note + 2.84%), due 7/31/56(a)	100,000	100,041
7.000%, (5 Year US CMT T-Note + 2.65%), due 4/15/55(a)	190,000	191,140
7.125%, (5 Year US CMT T-Note + 2.62%), due 4/15/55(a)	135,000	136,249
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31	250,000	232,149
TELUS Corp., (Canada)
6.375%, (5 Year US CMT T-Note + 2.69%), due 6/9/56(a)	100,000	98,719

6.625%, (5 Year US CMT T-Note + 2.77%), due 10/15/55(a)	125,000	124,593
Total Play Telecomunicaciones SA de CV, (Mexico)
11.125%, due 12/31/32	280,000	273,664
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
4.750%, due 4/15/28	100,000	99,621
6.500%, due 2/15/29	100,000	98,626
Verizon Communications, Inc.
6.200%, (5 Year US CMT T-Note + 2.04%), due 5/14/56(a)	830,000	812,283
Viasat, Inc.
6.500%, due 7/15/28	90,000	89,294
Vodafone Group PLC, (United Kingdom)
7.000%, (USD 5 Year Swap + 4.87%), due 4/4/79(a)	175,000	179,725
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, due 10/1/31	150,000	156,154
WULF Compute LLC
7.750%, due 10/15/30	370,000	384,418
		6,524,493
Transportation — 0.4%
Genesee & Wyoming, Inc.
6.250%, due 4/15/32	200,000	201,146
Seaspan Corp. Pte Ltd., (Hong Kong)
5.500%, due 8/1/29	125,000	121,432
Star Leasing Co. LLC
7.625%, due 2/15/30	475,000	462,385
Stonepeak Nile Parent LLC
7.250%, due 3/15/32	100,000	103,075
Watco Cos. LLC / Watco Finance Corp.

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Transportation (continued)
7.125%, due 8/1/32	$420,000	$430,413
		1,318,451
Total Corporate Bonds
(Cost $160,171,310)		157,913,467

U.S. Government & Federal Agencies — 32.1%

Mortgage Securities — 12.3%
Fannie Mae Interest Strip
Series 2022-426 C32
1.500%, due 2/25/52(e)	2,428,330	226,511
Series 2023-429 C5
3.000%, due 10/25/52(e)	1,711,326	310,911
Series 2023-438 C34
6.000%, due 8/25/53(e)	907,223	212,171
Series 2024-440 C46
4.000%, due 10/25/53(e)	1,044,018	228,813
Fannie Mae Pool
Series 2020-FM5299
3.500%, due 11/1/50	204,101	181,664
Series 2021-MA4492
2.000%, due 12/1/51	350,489	275,330
Series 2021-MA4511
2.000%, due 1/1/52	247,429	194,328
Series 2022-CB3155
2.000%, due 3/1/52	340,178	265,694
Series 2022-MA4562
2.000%, due 3/1/52	2,381,444	1,867,432
Series 2022-MA4624
3.000%, due 6/1/52	538,628	461,034
Series 2023-FP0087
2.000%, due 10/1/50	1,525,806	1,200,297
Series 2023-FS3603
5.500%, due 8/1/53	532,307	532,315
Series 2023-FS5641
6.000%, due 8/1/53	327,708	332,919
Series 2023-MA4918
5.000%, due 2/1/53	493,034	479,231
Series 2023-MA4919
5.500%, due 2/1/53	365,924	364,869
Series 2023-MA5027
4.000%, due 5/1/53	456,887	417,950
Series 2023-MA5108
6.000%, due 8/1/53	716,783	728,304
Series 2023-MA5139
6.000%, due 9/1/53	300,644	304,934
Series 2024-FS7587
5.500%, due 4/1/54	522,238	521,562
Series 2024-FS8275
5.500%, due 6/1/54	1,604,199	1,595,290
Series 2024-FS9453
4.500%, due 8/1/53	724,124	686,161
Series 2024-MA5353
5.500%, due 5/1/54	412,912	409,563
Series 2024-MA5552
5.000%, due 12/1/54	1,086,493	1,050,737
Fannie Mae REMICS
Series 2016-19 SD
2.369%, (1 Month SOFR + 5.99%), due 4/25/46(a)(e)	971,692	69,150
Series 2016-57 SN
2.319%, (1 Month SOFR + 5.94%), due 6/25/46(a)(e)	474,127	41,103
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2019-32 SB
2.319%, (1 Month SOFR + 5.94%), due 6/25/49(a)(e)	$790,589	$69,767
Series 2020-57 LJ
2.000%, due 8/25/50	790,000	581,856
Series 2020-70 SD
2.519%, (1 Month SOFR + 6.14%), due 10/25/50(a)(e)	667,639	68,589
Series 2021-12 JI
2.500%, due 3/25/51(e)	539,016	83,365
Series 2021-3 TI
2.500%, due 2/25/51(e)	618,971	102,204
Series 2021-34 IS
0.202%, (1 Month SOFR + 2.91%), due 11/25/42(a)(e)	2,459,794	27,400
Series 2021-34 MI
2.500%, due 3/25/51(e)	1,123,334	145,195
Series 2021-54 HI
2.500%, due 6/25/51(e)	147,751	16,604
Series 2021-8 ID
3.500%, due 3/25/51(e)	1,277,474	274,710
Series 2022-10 SA
2.134%, (1 Month SOFR + 5.75%), due 2/25/52(a)(e)	697,310	66,402
Series 2023-24 OQ
0.000%, due 7/25/54(f)(g)	434,232	362,547
Series 2025-103 SA
2.214%, (1 Month SOFR + 5.83%), due 6/25/55(a)(e)	1,156,448	64,274
Series 2025-31 ZJ
5.000%, due 6/25/54	553,465	519,955
Freddie Mac Mscr Trust
Series 2024-MN8 M2
7.866%, (1 Month SOFR + 4.25%), due 5/25/44(a)	580,000	605,387
Freddie Mac Mscr Trust Mn10
Series 2025-MN10 M2
6.466%, (1 Month SOFR + 2.85%), due 2/25/45(a)	465,000	467,660
Freddie Mac Mscr Trust Mn13
Series 2026-MN13 B1
8.116%, (1 Month SOFR + 4.50%), due 3/25/46(a)	220,000	215,929
Series 2026-MN13 M2
6.566%, (1 Month SOFR + 2.95%), due 3/25/46(a)	285,000	286,958
Freddie Mac Multifamily Structured Credit Risk
Series 2024-MN9 M2
6.867%, (1 Month SOFR + 3.25%), due 10/25/44(a)	780,000	788,931
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2024-K758 A2
4.680%, due 10/25/31(a)(c)	1,260,000	1,255,920
Freddie Mac Pool
Series 2022-SD8199
2.000%, due 3/1/52	2,442,719	1,914,992
Series 2022-SD8215
4.000%, due 5/1/52	209,104	191,587
Series 2022-SD8257
4.500%, due 10/1/52	1,290,739	1,221,337
Series 2023-SD3392
5.500%, due 7/1/53	250,610	248,949
Series 2023-SD3770

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
2.500%, due 3/1/52	$173,196	$144,687
Series 2024-SD5040
5.500%, due 3/1/54	472,817	472,252
Series 2024-SD5184
4.000%, due 3/1/53	383,988	352,105
Series 2024-SD6766
5.500%, due 11/1/54	332,948	331,119
Series 2024-SD8407
5.000%, due 3/1/54	583,960	565,111
Series 2025-SD8506
5.500%, due 2/1/55	482,121	477,528
Series 2025-SL0849
6.000%, due 4/1/55	357,821	362,076
Series 2025-SL2053
6.000%, due 8/1/55	557,501	564,131
Series 2025-ZT2487
3.500%, due 9/1/47	484,733	437,990
Series 2026-ZT2501
3.500%, due 11/1/47	895,327	808,376
Series 2026-ZT2502
3.000%, due 1/1/43	772,304	692,774
Freddie Mac REMICS
Series 2020-4993 KS
2.319%, (1 Month SOFR + 5.94%), due 7/25/50(a)(e)	1,309,475	139,076
Series 2020-4994 TS
2.369%, (1 Month SOFR + 5.99%), due 7/25/50(a)(e)	616,729	64,972
Series 2020-5013 DI
3.000%, due 9/25/50(e)	1,423,856	254,234
Series 2020-5021 SA
0.000%, (1 Month SOFR + 3.55%), due 10/25/50(a)(e)	698,031	7,681
Series 2020-5031 IQ
2.500%, due 10/25/50(e)	436,434	67,707
Series 2020-5038 IB
2.500%, due 10/25/50(e)	406,545	62,334
Series 2020-5040 IO
3.500%, due 11/25/50(e)	617,421	109,235
Series 2021-5070 PI
3.000%, due 8/25/50(e)	728,861	128,050
Series 2022-5191 IO
3.500%, due 9/25/50(e)	727,631	139,357
Series 2023-5304 UB
4.000%, due 2/25/52	297,147	272,101
Series 2023-5315 OQ
0.000%, due 1/25/55(f)(g)	391,097	319,122
Series 2023-5326 QO
0.000%, due 9/25/50(f)(g)	299,291	202,611
Series 2023-5328 JY
0.250%, due 9/25/50	651,070	444,786
Series 2023-5351 DO
0.000%, due 9/25/53(f)(g)	277,456	224,801
Series 2023-5351 EO
0.000%, due 10/25/53(f)(g)	192,206	150,898
Series 2023-5363
0.000%, due 12/25/53(f)(g)	213,318	175,162
Freddie Mac STACR REMIC Trust
Series 2020-HQA1 B2
8.831%, (1 Month SOFR + 5.21%), due 1/25/50(a)	815,000	899,059
Series 2022-DNA3 M2
7.966%, (1 Month SOFR + 4.35%), due 4/25/42(a)	565,000	578,635
Series 2025-DNA1 M2
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
4.966%, (1 Month SOFR + 1.35%), due 1/25/45(a)	$455,000	$455,000
Series 2025-HQA1 M2
5.266%, (1 Month SOFR + 1.65%), due 2/25/45(a)	1,000,000	1,005,623
Freddie Mac STACR Trust
Series 2019-HQA2 B2
14.981%, (1 Month SOFR + 11.36%), due 4/25/49(a)	790,000	928,748
Freddie Mac Strips
Series 2012-272
0.000%, due 8/15/42(f)(g)	404,732	306,490
Series 2013-311 S1
2.210%, (1 Month SOFR + 5.84%), due 8/15/43(a)(e)	648,237	53,147
Series 2023-397 C61
5.500%, due 1/25/53(e)	757,313	159,703
Series 2023-402
0.000%, due 9/25/53(f)(g)	319,617	259,347
Ginnie Mae II Pool
Series 2021-MA7409
2.000%, due 6/20/51	497,592	390,068
Government National Mortgage Association
Series 2016-93 AI
4.500%, due 7/20/44(e)	889,754	195,779
Series 2018-173 ZA
3.000%, due 7/16/60	571,071	417,663
Series 2020-1 YS
0.000%, (1 Month CME SOFR + 2.72%), due 1/20/50(a)(e)	1,136,657	7,462
Series 2020-129 SB
0.000%, (1 Month CME SOFR + 3.09%), due 9/20/50(a)(e)	1,417,071	8,520
Series 2020-146 KI
2.500%, due 10/20/50(e)	1,230,205	186,599
Series 2020-146 SA
2.516%, (1 Month CME SOFR + 6.19%), due 10/20/50(a)(e)	719,811	79,744
Series 2020-168 IA
0.975%, due 12/16/62(a)(c)(e)	1,450,985	101,705
Series 2020-175 CS
2.516%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(e)	775,084	82,749
Series 2020-189 SU
2.516%, (1 Month CME SOFR + 6.19%), due 12/20/50(a)(e)	690,322	81,322
Series 2020-34 SC
2.266%, (1 Month CME SOFR + 5.94%), due 3/20/50(a)(e)	744,841	73,140
Series 2021-1 IT
3.000%, due 1/20/51(e)	1,094,282	184,677
Series 2021-1 PI
2.500%, due 12/20/50(e)	566,697	82,387
Series 2021-122 HS
2.516%, (1 Month CME SOFR + 6.19%), due 7/20/51(a)(e)	986,636	113,200
Series 2021-158 SB
0.079%, (1 Month SOFR + 3.70%), due 9/20/51(a)(e)	857,869	13,063
Series 2021-16 AS
0.000%, (1 Month CME SOFR + 2.64%), due 1/20/51(a)(e)	1,994,052	11,059
Series 2021-179 SA

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
2.516%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(e)	$1,142,153	$132,970
Series 2021-188 IO
2.500%, due 10/20/51(e)	3,128,477	496,322
Series 2021-205 DS
0.000%, (1 Month SOFR + 3.20%), due 11/20/51(a)(e)	2,679,438	27,429
Series 2021-226 SA
0.000%, (1 Month SOFR + 1.70%), due 12/20/51(a)(e)	1,548,608	2,220
Series 2021-29 AS
0.000%, (1 Month SOFR + 2.70%), due 2/20/51(a)(e)	1,868,748	11,309
Series 2021-42 BI
2.500%, due 3/20/51(e)	502,340	70,687
Series 2021-46 QS
2.516%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(e)	450,043	48,502
Series 2021-46 TS
2.516%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(e)	575,897	62,450
Series 2021-47 IO
0.992%, due 3/16/61(a)(c)(e)	3,389,333	220,359
Series 2021-49 SB
2.516%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(e)	659,764	71,390
Series 2021-57 SA
2.516%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(e)	1,728,299	185,661
Series 2021-57 SD
2.516%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(e)	1,894,872	215,665
Series 2021-67 PI
3.000%, due 4/20/51(e)	622,408	102,443
Series 2021-74 HI
3.000%, due 4/20/51(e)	145,062	20,939
Series 2021-97 SA
0.000%, (1 Month SOFR + 2.60%), due 6/20/51(a)(e)	3,741,054	15,090
Series 2021-97 SM
2.516%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(e)	1,038,265	116,891
Series 2021-98 IN
3.000%, due 6/20/51(e)	515,648	90,773
Series 2022-101 SB
0.000%, (1 Month SOFR + 3.30%), due 6/20/52(a)(e)	979,013	5,399
Series 2022-107 SA
0.000%, (1 Month SOFR + 3.47%), due 6/20/52(a)(e)	4,933,274	33,009
Series 2022-185 DI
1.022%, due 10/16/65(a)(c)(e)	1,271,456	83,421
Series 2022-34 HS
0.479%, (1 Month SOFR + 4.10%), due 2/20/52(a)(e)	1,996,419	57,822
Series 2022-78 S
3.560%, (1 Month SOFR + 3.70%), due 4/20/52(a)(e)	1,063,603	10,228
Series 2022-87 SA
0.000%, (1 Month SOFR + 3.30%), due 5/20/52(a)(e)	1,957,133	14,433
Series 2023-101 KO
0.000%, due 1/20/51(f)(g)	994,465	646,375
Series 2023-114 MO
0.000%, due 8/20/53(f)(g)	146,579	120,032
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2023-159 CI
0.956%, due 7/16/65(a)(c)(e)	$2,820,083	$188,814
Series 2023-172 IO
1.332%, due 2/16/66(a)(c)(e)	1,928,856	169,641
Series 2023-194 CI
0.844%, due 10/16/65(a)(c)(e)	2,113,102	125,950
Series 2023-38 WT
6.403%, due 12/20/51(a)(c)	244,532	249,099
Series 2023-53
0.000%, due 4/20/53(f)(g)	166,641	132,383
Series 2023-55 CG
7.864%, due 7/20/51(a)(c)	389,173	430,373
Series 2023-55 LB
7.754%, due 11/20/51(a)(c)	381,363	420,743
Series 2023-56 SK
2.266%, (1 Month CME SOFR + 5.94%), due 4/20/51(a)(e)	1,947,148	170,788
Series 2023-59 YC
7.094%, due 9/20/51(a)(c)	546,829	585,315
Series 2023-66 OQ
0.000%, due 7/20/52(f)(g)	668,266	531,262
Series 2023-86 SE
3.029%, (1 Month SOFR + 6.65%), due 9/20/50(a)(e)	695,274	92,092
Series 2024-48 JI
3.000%, due 7/20/51(e)	1,083,600	186,675
Series 2025-112 IO
0.570%, due 3/16/66(a)(c)(e)	3,411,652	166,582
Series 2025-131 S
2.429%, (1 Month SOFR + 6.05%), due 8/20/55(a)(e)	920,121	67,797
Series 2025-2 WZ
2.000%, due 8/20/52	1,014,972	625,191
Series 2025-2 Z
3.500%, due 1/20/55	1,164,473	890,553
Seasoned Credit Risk Transfer Trust Series
Series 2025-1 MTU
3.250%, due 11/25/64	1,067,225	901,841
		45,980,874
U.S. Treasury Bond — 7.4%
U.S. Treasury Bonds
5.000%, due 5/15/46	20,270,000	19,608,058
5.000%, due 5/15/56	8,400,000	8,079,750
		27,687,808
U.S. Treasury Note — 12.4%
U.S. Treasury Notes
4.125%, due 7/15/29	9,640,000	9,585,775
4.375%, due 7/31/31	6,645,000	6,629,945
4.375%, due 7/31/33	29,105,000	28,773,021
4.375%, due 5/15/36(d)	1,610,000	1,567,737
		46,556,478
Total U.S. Government & Federal Agencies
(Cost $122,221,047)		120,225,160

	Shares	Value
Common Stock — 0.0%(b)

Healthcare-Products — 0.0%(b)
Nine Energy Service, Inc.*
(Cost $44,952)	6,510	$73,889

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Short-Term Investments — 3.3%

Money Market Funds — 3.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.55%(h)	10,086,056	$10,086,056
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(h)(i)	2,423,470	2,423,470

Total Short-Term Investments
(Cost $12,509,526)		12,509,526

Total Investments — 100.5% (Cost $382,393,153)		376,490,721
Other Assets and Liabilities, Net — (0.5)%		(2,055,109)
Net Assets — 100.0%		$374,435,612

*	Non-income producing securities.
(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2026.
(b)	Less than 0.05%.
(c)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(d)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,002,425; total market value of collateral held by the Fund was $3,126,168. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $702,698.
(e)	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
(f)	A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.
(g)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(h)	Reflects the 1-day yield at July 31, 2026.
(i)	Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Overnight Financing Rate

1

Schedule of Investments ─ NYLIM MacKay Core Plus Bond ETF (formerly, NYLI MacKay Core Plus Bond ETF) (continued)

July 31, 2026 (unaudited)

Open futures contracts outstanding at July 31, 2026:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at July 31, 2026	Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	September 2026	35	$3,846,003	$3,780,000	$(66,003)
U.S. 10 Year Ultra Note	Citigroup Global Markets Inc.	September 2026	18	1,976,386	1,974,656	(1,729)
U.S. 2 Year Note (CBT)	Citigroup Global Markets Inc.	September 2026	46	9,478,047	9,458,031	(20,016)
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	September 2026	13	1,378,231	1,377,696	(536)
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	September 2026	30	3,315,072	3,249,375	(65,697)
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	September 2026	46	5,198,020	5,045,625	(152,395)
TOTAL						$(306,376)

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $32,165 at July 31, 2026.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(j)
Bank Loans	$—	$3,047,180	$—	$3,047,180
Collateralized Loan Obligations	—	5,976,386	—	5,976,386
Collateralized Mortgage Obligations	—	21,563,080	—	21,563,080
Commercial Asset-Backed Securities	—	25,759,815	—	25,759,815
Commercial Mortgage-Backed Securities	—	29,422,218	—	29,422,218
Common Stock	73,889	—	—	73,889
Corporate Bonds	—	157,913,467	—	157,913,467
U.S. Government & Federal Agencies	—	120,225,160	—	120,225,160
Short-Term Investments:
Money Market Funds	12,509,526	—	—	12,509,526
Total Investments in Securities	12,583,415	363,907,306	—	376,490,721
Liability Valuation Inputs
Other Financial Instruments:(k)
Futures Contracts	$(306,376)	$—	$—	$(306,376)

(j)	For a complete listing of investments and their industries, see the Schedule of Investments.
(k)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.